SCHEDULE OF DEBT REPAYMENT (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2024	$ 356,607	$ 702,701
2025	2,634,931	746,042
2026	792,056	792,056
2027	724,333	724,333
2028	141,376	141,376
Total	$ 4,649,303	$ 3,106,508